UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.1%
	COMMUNICATIONS – 6.1%
17,020	Comcast Corp. - Class A	$767,262
11,570	DIRECTV*	732,034
47,540	News Corp.*	757,312
12,320	Tribune Co.*	778,624
		3,035,232

	CONSUMER DISCRETIONARY – 8.1%
18,320	Bed Bath & Beyond, Inc.*	1,400,930
1,205	Biglari Holdings, Inc.*	501,955
12,610	Foot Locker, Inc.	455,599
9,525	McDonald's Corp.	934,212
10,870	Ross Stores, Inc.	733,399
		4,026,095

	CONSUMER STAPLES – 14.4%
13,095	Core-Mark Holding Co., Inc.	820,402
22,670	CST Brands, Inc.*	739,269
4,650	JM Smucker Co.	523,218
14,080	PepsiCo, Inc.	1,176,243
14,437	Seneca Foods Corp. - Class A*	507,460
17,420	Target Corp.	1,241,175
21,620	Unilever PLC - ADR	878,421
15,720	Wal-Mart Stores, Inc.	1,225,217
		7,111,405

	ENERGY – 10.1%
30,330	Carrizo Oil & Gas, Inc.*	960,551
11,220	Chevron Corp.	1,412,486
11,080	Gulfport Energy Corp.*	589,456
4,985	Pioneer Natural Resources Co.	771,478
9,360	Range Resources Corp.	740,376
5,985	SEACOR Holdings, Inc.	524,047
		4,998,394

	FINANCIALS – 23.5%
13,940	American Express Co.	1,028,354
26,390	American International Group, Inc.*	1,201,009
15,010	Berkshire Hathaway, Inc. - Class B*	1,739,209
14,280	CIT Group, Inc.*	715,571
21,300	Comerica, Inc.	906,102
4,780	Enstar Group Ltd.*	686,790
8,990	GATX Corp.	406,168
29,730	JPMorgan Chase & Co.	1,656,853
20,810	Loews Corp.	947,896
39,300	Northfield Bancorp, Inc.	460,596

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
17,830	Plum Creek Timber Co., Inc. - REIT	$869,747
27,050	U.S. Bancorp	1,009,506
		11,627,801

	HEALTH CARE – 10.5%
7,420	Humana, Inc.	677,149
11,230	Johnson & Johnson	1,050,005
18,260	Medtronic, Inc.	1,008,682
20,770	Merck & Co., Inc.	1,000,491
20,435	UnitedHealth Group, Inc.	1,488,690
		5,225,017

	INDUSTRIALS – 14.3%
28,660	CSX Corp.	711,055
11,130	Deere & Co.	924,569
16,300	Emerson Electric Co.	1,000,331
25,060	Oshkosh Corp.*	1,123,189
14,590	Raytheon Co.	1,048,145
7,910	Union Pacific Corp.	1,254,447
9,480	United Technologies Corp.	1,000,804
		7,062,540

	MATERIALS – 3.4%
9,750	Air Products & Chemicals, Inc.	1,059,240
16,250	Owens Corning*	641,712
		1,700,952

	TECHNOLOGY – 6.7%
39,000	Convergys Corp.	738,270
5,355	International Business Machines Corp.	1,044,439
30,710	Microsoft Corp.	977,500
10,540	Motorola Solutions, Inc.	577,908
		3,338,117

	TOTAL COMMON STOCKS (Cost $36,827,546)	48,125,553

	SHORT-TERM INVESTMENTS – 3.0%
1,482,829	Fidelity Institutional Money Market Fund, 0.07%1	1,482,829

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,482,829)	1,482,829

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

TOTAL INVESTMENTS – 100.1% (Cost $38,310,375)	$49,608,382
Liabilities in Excess of Other Assets – (0.1)%	(39,019)

TOTAL NET ASSETS – 100.0%	$49,569,363

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	AUSTRALIA – 1.0%
1,378	Crown Ltd.	$15,844

	BERMUDA – 1.6%
3,153	Catlin Group Ltd.	24,242

	CANADA – 1.7%
7,489	Genesis Land Development Corp.*	26,322

	DENMARK – 3.3%
883	D/S Norden A/S	32,300
471	NKT Holding A/S	19,090
		51,390

	FRANCE – 12.0%
312	Cie Generale des Etablissements Michelin	31,286
1,313	GDF Suez	27,538
376	Nexans S.A.	20,014
929	Saft Groupe S.A.	22,949
261	Sanofi	27,322
449	Total S.A.	23,926
558	Vallourec S.A.	32,958
		185,993

	GERMANY – 6.2%
783	Gildemeister A.G.	18,200
483	Leoni A.G.	24,055
453	Rheinmetall A.G.	20,957
1,339	Rhoen Klinikum A.G.	32,384
		95,596

	HONG KONG – 4.9%
63,000	Asian Citrus Holdings Ltd.	20,714
79,000	Emperor International Holdings	22,187
82,000	Fook Woo Group Holdings Ltd.*1	4,345
10,500	Yue Yuen Industrial Holdings Ltd.	28,884
		76,130

	IRELAND – 1.6%
7,534	Beazley PLC	25,296

	ITALY – 1.6%
3,012	Buzzi Unicem S.p.A.	24,486

	JAPAN – 27.5%
10,000	Aozora Bank Ltd.	30,892

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
1,700	Arcs Co., Ltd.	$31,318
1,000	Azbil Corp.	21,460
4,500	Bank of Yokohama Ltd.	24,663
4,000	Chugoku Marine Paints Ltd.	20,806
1,200	Daiseki Co., Ltd.	21,021
7,000	Denki Kagaku Kogyo KK	25,793
1,200	Doshisha Co., Ltd.	16,878
100	Hirose Electric Co., Ltd.	13,332
300	Hogy Medical Co., Ltd.	17,109
1,900	Hokuto Corp.	33,920
500	Inaba Denki Sangyo Co., Ltd.	13,745
400	Japan Petroleum Exploration Co.	17,161
1,100	Namco Bandai Holdings, Inc.	17,796
1,300	Ryosan Co., Ltd.	21,913
400	Secom Co., Ltd.	22,016
2,900	Shinko Plantech Co., Ltd.	22,718
29	SKY Perfect JSAT Holdings, Inc.	15,208
2,600	Star Micronics Co., Ltd.	26,323
300	Toyota Industries Corp.	12,315
		426,387

	LUXEMBOURG – 1.8%
2,226	APERAM	27,471

	NETHERLANDS – 7.9%
1,485	Delta Lloyd N.V.	32,091
1,426	Koninklijke Ahold N.V.	23,493
336	Koninklijke DSM N.V.	23,613
694	Royal Dutch Shell PLC - A Shares	23,678
279	Wereldhave N.V. - REIT	19,725
		122,600

	NORWAY – 2.9%
746	Aker A.S.A.	23,768
31,666	Vard Holdings Ltd.	20,513
		44,281

	PANAMA – 1.8%
1,086	Banco Latinoamericano de Comercio Exterior S.A. - Class E	27,356

	SINGAPORE – 1.1%
1,007	China Yuchai International Ltd.	16,918

	SOUTH KOREA – 3.8%
1,060	DGB Financial Group, Inc.	15,881

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
690	Samsung Card Co., Ltd.	$23,180
143	Samsung SDI Co., Ltd.	20,719
		59,780

	SWEDEN – 2.0%
1,744	Industrivarden A.B. - C Shares	31,320

	SWITZERLAND – 3.9%
915	GAM Holding A.G.	14,596
276	Holcim Ltd.	19,965
359	Novartis A.G.	25,806
		60,367

	UNITED KINGDOM – 11.3%
2,901	Greggs PLC	19,108
2,323	HSBC Holdings PLC	26,372
3,391	Investec PLC	22,686
1,025	Subsea 7 S.A.	19,494
760	Unilever PLC - ADR	30,879
8,810	Vodafone Group PLC	26,384
7,038	WM Morrison Supermarkets PLC	30,975
		175,898

	TOTAL COMMON STOCKS (Cost $1,400,878)	1,517,677

	SHORT-TERM INVESTMENTS – 4.0%
62,293	Fidelity Institutional Money Market Fund, 0.07%2	62,293

	TOTAL SHORT-TERM INVESTMENTS (Cost $62,293)	62,293

	TOTAL INVESTMENTS – 101.9% (Cost $1,463,171)	1,579,970
	Liabilities in Excess of Other Assets – (1.9)%	(30,057)

	TOTAL NET ASSETS – 100.0%	$1,549,913

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.3% of net assets.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.5%
	AUSTRALIA – 1.7%
101,793	Crown Ltd.	$1,170,377
205,431	Tassal Group Ltd.	465,336
		1,635,713

	AUSTRIA – 0.3%
20,129	EVN A.G.	258,247

	BELGIUM – 1.5%
14,389	Befimmo - REIT	984,731
13,995	NV Bekaert S.A.	492,044
		1,476,775

	BERMUDA – 1.9%
246,173	Catlin Group Ltd.	1,892,694

	CANADA – 1.1%
193,671	Genesis Land Development Corp. *	680,705
130,100	Genesis Land Development Corp. *1	457,269
		1,137,974

	DENMARK – 3.4%
55,987	D/S Norden A/S	2,047,982
31,102	NKT Holding A/S	1,260,586
		3,308,568

	FRANCE – 5.3%
28,269	Nexans S.A.	1,504,710
61,855	Saft Groupe S.A.	1,527,984
36,512	Vallourec S.A.	2,156,579
		5,189,273

	GERMANY – 9.4%
52,893	Gildemeister A.G.	1,229,430
20,938	Hochtief A.G.	1,594,711
13,896	Jungheinrich A.G.	659,904
35,892	Leoni A.G.	1,787,509
36,847	Rheinmetall A.G.	1,704,677
96,110	Rhoen Klinikum A.G.	2,324,438
		9,300,669

	HONG KONG – 5.6%
3,574,752	Asian Citrus Holdings Ltd.	1,175,359
2,190,000	Emperor Entertainment Hotel Ltd.	733,643

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
4,279,083	Emperor International Holdings	$1,201,747
1,710,000	Fook Woo Group Holdings Ltd.*2	90,620
4,834,000	Golden Meditech Holdings Ltd.	591,691
627,500	Yue Yuen Industrial Holdings Ltd.	1,726,159
		5,519,219

	IRELAND – 1.8%
542,799	Beazley PLC	1,822,513

	ITALY – 1.1%
25,067	Buzzi Unicem S.p.A.3	370,356
84,768	Buzzi Unicem S.p.A.3	689,116
		1,059,472

	JAPAN – 27.1%
484,000	Aozora Bank Ltd.	1,495,174
66,050	Arcs Co., Ltd.	1,216,801
85,000	Azbil Corp.	1,824,106
271,000	Bank of Yokohama Ltd.	1,485,272
120,150	Chiyoda Corp.	1,425,524
289,250	Chugoku Marine Paints Ltd.	1,504,513
40,400	Cosel Co., Ltd.	465,628
83,900	Daiseki Co., Ltd.	1,469,717
404,000	Denki Kagaku Kogyo KK	1,488,652
108,100	Doshisha Co., Ltd.	1,520,406
3,900	Hirose Electric Co., Ltd.	519,969
19,200	Hogy Medical Co., Ltd.	1,094,990
101,200	Hokuto Corp.	1,806,667
30,800	Horiba Ltd.	1,123,268
14,400	Inaba Denki Sangyo Co., Ltd.	395,846
25,800	Japan Petroleum Exploration Co.	1,106,918
51,000	Maruichi Steel Tube Ltd.	1,226,992
54,800	Namco Bandai Holdings, Inc.	886,558
65,265	Ryosan Co., Ltd.	1,100,128
2,556	SKY Perfect JSAT Holdings, Inc.	1,340,408
123,200	Star Micronics Co., Ltd.	1,247,288
42,000	Tokyo Ohka Kogyo Co., Ltd.	901,162
		26,645,987

	LUXEMBOURG – 2.0%
162,478	APERAM	2,005,178

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS – 4.8%
93,893	Delta Lloyd N.V.	$2,029,036
15,940	Koninklijke DSM N.V.	1,120,221
22,968	Wereldhave N.V. - REIT	1,623,816
		4,773,073

	NORWAY – 3.3%
59,049	Aker A.S.A.	1,881,312
2,133,586	Vard Holdings Ltd.	1,382,156
		3,263,468

	PANAMA – 2.0%
76,760	Banco Latinoamericano de Comercio Exterior S.A. - Class E	1,933,584

	PUERTO RICO – 1.0%
51,021	OFG Bancorp	942,358

	SINGAPORE – 2.0%
1,512,000	Ascendas India Trust	850,641
64,514	China Yuchai International Ltd.	1,083,835
		1,934,476

	SOUTH KOREA – 5.2%
84,490	DGB Financial Group, Inc.	1,265,873
4,763	NongShim Co., Ltd.	1,103,719
39,190	Samsung Card Co., Ltd.	1,316,551
9,985	Samsung SDI Co., Ltd.	1,446,714
		5,132,857

	SWEDEN – 1.8%
96,835	Industrivarden A.B. - C Shares	1,739,057

	SWITZERLAND – 5.3%
11,505	Baloise Holding A.G.	1,248,962
71,792	GAM Holding A.G.	1,145,181
26,250	Pargesa Holding S.A.	1,884,653
27,043	Vontobel Holding A.G.	957,533
		5,236,329

	UNITED KINGDOM – 6.9%
477,827	Colt Group S.A.*	750,103
184,763	Greggs PLC	1,216,951
254,551	Investec PLC	1,702,982
67,529	Subsea 7 S.A.	1,284,274

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
421,503	WM Morrison Supermarkets PLC	$1,855,088
		6,809,398

	TOTAL COMMON STOCKS (Cost $85,858,167)	93,016,882

	SHORT-TERM INVESTMENTS – 5.4%
5,272,885	Fidelity Institutional Money Market Fund, 0.07%4	5,272,885

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,272,885)	5,272,885

	TOTAL INVESTMENTS – 99.9% (Cost $91,131,052)	98,289,767
	Other Assets in Excess of Liabilities – 0.1%	101,137

	TOTAL NET ASSETS – 100.0%	$98,390,904

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Canadian security traded in the U.S.
2	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.1% of net assets.
3	Company has multiple classes of shares.
4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.1%
	AUSTRALIA – 0.8%
13,905	Crown Ltd.	$159,874

	CANADA – 0.9%
50,880	Genesis Land Development Corp.*	178,831

	DENMARK – 1.1%
5,539	D/S Norden A/S	202,614

	FRANCE – 7.3%
2,751	Cie Generale des Etablissements Michelin	275,856
13,125	GDF Suez	275,281
4,967	Nexans S.A.	264,385
4,617	Total S.A.	246,026
5,739	Vallourec S.A.	338,974
		1,400,522

	GERMANY – 4.1%
3,926	Leoni A.G.	195,524
7,581	Rheinmetall A.G.	350,725
10,297	Rhoen Klinikum A.G.	249,035
		795,284

	HONG KONG – 0.9%
66,000	Yue Yuen Industrial Holdings Ltd.	181,556

	IRELAND – 1.1%
65,832	Beazley PLC	221,039

	JAPAN – 10.1%
64,000	Aozora Bank Ltd.	197,709
18,000	Azbil Corp.	386,281
67,000	Bank of Yokohama Ltd.	367,207
35,000	Chugoku Marine Paints Ltd.	182,050
9,000	Daiseki Co., Ltd.	157,657
19,900	Hokuto Corp.	355,264
2,800	Inaba Denki Sangyo Co., Ltd.	76,970
5,700	Toyota Industries Corp.	233,983
		1,957,121

	LUXEMBOURG – 1.6%
25,231	APERAM	311,382

	NETHERLANDS – 4.6%
10,067	Delta Lloyd N.V.	217,549

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
11,792	Koninklijke Ahold N.V.	$194,266
3,437	Koninklijke DSM N.V.	241,543
6,894	Royal Dutch Shell PLC - A Shares	235,214
		888,572

	NORWAY – 2.5%
9,529	Aker A.S.A.	303,596
290,000	Vard Holdings Ltd.	187,864
		491,460

	PANAMA – 1.1%
8,776	Banco Latinoamericano de Comercio Exterior S.A. - Class E	221,068

	SOUTH KOREA – 3.5%
12,740	DGB Financial Group, Inc.	190,877
7,210	Samsung Card Co., Ltd.	242,213
1,623	Samsung SDI Co., Ltd.	235,155
		668,245

	SWEDEN – 1.1%
11,424	Industrivarden A.B. - C Shares	205,163

	SWITZERLAND – 2.1%
1,900	Allied World Assurance Co. Holdings A.G.	179,835
3,088	Novartis A.G.	221,974
		401,809

	UNITED KINGDOM – 3.7%
22,573	Investec PLC	151,017
4,597	Unilever PLC - ADR	186,776
61,462	Vodafone Group PLC	184,068
42,103	WM Morrison Supermarkets PLC	185,300
		707,161

	UNITED STATES – 51.6%
1,944	Air Products & Chemicals, Inc.	211,196
5,453	Alexander & Baldwin, Inc.*	241,513
6,280	American International Group, Inc.*	285,803
6,221	BankUnited, Inc.	188,123
3,820	Bed Bath & Beyond, Inc.*	292,115
1,719	Berkshire Hathaway, Inc. - Class B*	199,181
230	Biglari Holdings, Inc.*	95,809
6,136	Carrizo Oil & Gas, Inc.*	194,327

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,520	Chevron Corp.	$191,353
3,903	CIT Group, Inc.*	195,579
5,033	Convergys Corp.	95,275
3,497	Core-Mark Holding Co., Inc.	219,087
950	Crimson Wine Group Ltd.*	8,550
4,420	CST Brands, Inc.*	144,136
5,850	CSX Corp.	145,139
2,858	Deere & Co.	237,414
41,493	Destination XL Group, Inc.*	267,630
4,413	Emerson Electric Co.	270,826
2,700	Foot Locker, Inc.	97,551
3,424	GATX Corp.	154,696
5,566	Gulfport Energy Corp.*	296,111
1,620	Humana, Inc.	147,841
990	International Business Machines Corp.	193,090
880	JM Smucker Co.	99,018
3,658	JPMorgan Chase & Co.	203,860
8,520	Layne Christensen Co.*	165,118
4,175	Loews Corp.	190,171
1,737	McDonald's Corp.	170,365
5,000	MDC Holdings, Inc.	158,200
5,388	Microsoft Corp.	171,500
5,029	Motorola Solutions, Inc.	275,740
9,380	News Corp.*	149,423
15,912	Northfield Bancorp, Inc.	186,489
4,500	Oshkosh Corp.*	201,690
4,000	Owens Corning*	157,960
2,850	PepsiCo, Inc.	238,089
3,032	Pioneer Natural Resources Co.	469,232
3,460	Plum Creek Timber Co., Inc. - REIT	168,779
2,790	Raytheon Co.	200,434
2,170	Ross Stores, Inc.	146,410
2,248	SEACOR Holdings, Inc.	196,835
8,732	Silver Bay Realty Trust Corp. - REIT	140,498
3,843	Susser Holdings Corp.*	198,760
2,710	Target Corp.	193,087
8,000	TeleTech Holdings, Inc.*	200,400
3,211	Tribune Co.*	202,935
5,200	U.S. Bancorp	194,064
1,911	Union Pacific Corp.	303,065
1,860	United Technologies Corp.	196,360
6,000	Viad Corp.	144,300

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,521	Wal-Mart Stores, Inc.	$274,427
		9,969,554

	TOTAL COMMON STOCKS (Cost $17,247,976)	18,961,255

	SHORT-TERM INVESTMENTS – 2.2%
417,356	Fidelity Institutional Money Market Fund, 0.07%1	417,356

	TOTAL SHORT-TERM INVESTMENTS (Cost $417,356)	417,356

	TOTAL INVESTMENTS – 100.3% (Cost $17,665,332)	19,378,611
	Liabilities in Excess of Other Assets – (0.3)%	(62,163)

	TOTAL NET ASSETS – 100.0%	$19,316,448

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 10.2%
	COMMUNICATIONS – 1.6%
26,740	AT&T, Inc.	$943,120
24,105	CenturyLink, Inc.	864,164
		1,807,284

	CONSUMER STAPLES – 2.0%
33,745	Altria Group, Inc.	1,183,100
19,240	Kraft Foods Group, Inc.	1,088,599
		2,271,699

	ENERGY – 1.9%
15,930	ConocoPhillips	1,033,220
16,050	Royal Dutch Shell PLC - ADR	1,137,463
		2,170,683

	FINANCIALS – 1.4%
20,481	Government Properties Income Trust - REIT	517,555
20,640	Oaktree Capital Group LLC	1,114,353
		1,631,908

	HEALTH CARE – 1.8%
22,380	GlaxoSmithKline PLC - ADR	1,140,485
19,270	Merck & Co., Inc.	928,236
		2,068,721

	UTILITIES – 1.5%
12,280	Duke Energy Corp.	871,880
20,190	Southern Co.	905,320
		1,777,200

	TOTAL COMMON STOCKS (Cost $9,987,336)	11,727,495

Principal Amount

	CORPORATE BONDS – 41.3%
	COMMUNICATIONS – 1.1%
$1,200,000	CenturyLink, Inc. 6.450%, 6/15/20211	1,266,000

	CONSUMER DISCRETIONARY – 3.7%
1,500,000	Ingram Micro, Inc. 5.250%, 9/1/20171	1,591,690
	L Brands, Inc.
500,000	5.250%, 11/1/20141	518,750
1,450,000	5.625%, 2/15/20221	1,502,563

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$600,000	Vail Resorts, Inc. 6.500%, 5/1/20191	$637,500
		4,250,503

	CONSUMER STAPLES – 1.8%
1,880,000	Leucadia National Corp. 8.125%, 9/15/2015	2,100,900

	ENERGY – 7.8%
1,440,000	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/20211	1,627,200
750,000	Frontier Oil Corp. 6.875%, 11/15/20181	798,750
1,050,000	Peabody Energy Corp. 6.500%, 9/15/20201	1,063,125
1,300,000	Plains Exploration & Production Co. 8.625%, 10/15/20191	1,439,750
1,100,000	QEP Resources, Inc. 6.800%, 4/1/20181	1,161,875
	Range Resources Corp.
700,000	6.750%, 8/1/20201	756,000
500,000	5.750%, 6/1/20211	528,750
1,450,000	SEACOR Holdings, Inc. 7.375%, 10/1/20191	1,526,747
		8,902,197

	FINANCIALS – 20.2%
2,895,000	American Express Co. 6.800%, 9/1/20661, 2	3,090,412
2,750,000	Bank of America Corp. 8.000%, 12/29/20491, 2	3,045,625
1,450,000	CIT Group, Inc. 4.250%, 8/15/20171	1,482,625
1,150,000	Fifth Third Bancorp 5.100%, 12/29/20491, 2	1,086,750
3,150,000	General Electric Capital Corp. 7.125%, 12/29/20491, 2	3,543,750
1,150,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/20381, 2	1,311,000
3,150,000	JPMorgan Chase & Co. 7.900%, 4/29/20491, 2	3,504,375
500,000	Merrill Lynch & Co., Inc. 5.700%, 5/2/20171	544,806
1,200,000	Prudential Financial, Inc. 5.200%, 3/15/20441, 2	1,113,000

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,150,000	SLM Corp. 8.450%, 6/15/20181	$1,322,638
2,125,000	Wells Fargo & Co. 7.980%, 3/29/20491, 2	2,385,312
620,000	Weyerhaeuser Co. 7.950%, 3/15/2025	760,863
		23,191,156

	INDUSTRIALS – 1.4%
1,425,000	Oshkosh Corp. 8.250%, 3/1/20171	1,528,313

	MATERIALS – 3.5%
1,450,000	Alcoa, Inc. 5.400%, 4/15/20211	1,421,020
1,125,000	ArcelorMittal 6.125%, 6/1/20181	1,181,250
1,215,000	Owens Corning 6.500%, 12/1/20161	1,358,838
		3,961,108

	UTILITIES – 1.8%
1,955,000	Southern California Edison Co. 6.250%, 8/1/20491, 2	2,101,052

	TOTAL CORPORATE BONDS (Cost $47,488,059)	47,301,229

Number of Shares

	MUTUAL FUNDS – 1.4%
51,430	PIMCO Corporate & Income Strategy Fund	870,710
52,920	Wells Fargo Advantage Multi-Sector Income Fund	773,161

	TOTAL MUTUAL FUNDS (Cost $1,520,151)	1,643,871

	PREFERRED STOCKS – 44.5%
	COMMUNICATIONS – 1.9%
	Telephone & Data Systems, Inc.
31,000	6.875%, 11/15/20151	793,290
55,400	7.000%, 3/15/20161	1,429,874
		2,223,164

	FINANCIALS – 40.4%
75,150	Affiliated Managers Group, Inc. 6.375%, 8/15/20171	1,874,993

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
58,836	Alexandria Real Estate Equities, Inc. 6.450%, 3/15/20171	$1,415,594
46,154	Allstate Corp. 5.100%, 1/15/20231, 2	1,159,389
44,000	American Financial Group, Inc. 6.375%, 6/12/20171	1,115,400
28,288	Ameriprise Financial, Inc. 7.750%, 6/15/20141	748,218
35,050	Associated Banc-Corp 8.000%, 9/15/20161	982,101
59,000	BB&T Corp. 5.850%, 5/1/20171	1,454,350
72,000	Capital One Financial Corp. 6.000%, 9/1/20171	1,745,280
69,000	Charles Schwab Corp. 6.000%, 9/1/20171	1,745,010
51,630	Citigroup Capital IX 6.000%, 8/30/20131	1,301,592
45,000	Citigroup Capital XIII 7.875%, 10/30/20151, 2	1,237,500
50,000	CommonWealth REIT 7.500%, 11/15/20141	1,044,500
4,375	CorTS Trust II for Provident Financing Trust I 8.200%, 8/15/20131	124,906
45,000	Discover Financial Services 6.500%, 12/1/20171	1,124,550
	Goldman Sachs Group, Inc.
50,000	5.500%, 5/10/20231, 2	1,186,000
19,300	5.950%, 11/10/20171	467,060
27,500	6.500%, 11/1/20161	705,375
12,342	Hartford Financial Services Group, Inc. 7.875%, 4/15/20221, 2	362,978
53,647	HSBC USA, Inc. 6.500%, 8/30/20131	1,346,003
65,000	JPMorgan Chase & Co. 8.625%, 9/1/20131	1,625,650
54,450	Kimco Realty Corp. 6.000%, 3/20/20171	1,321,502
65,760	Morgan Stanley Capital Trust IV 6.250%, 8/30/20131	1,645,973
30,000	Morgan Stanley Capital Trust VI 6.600%, 8/30/20131	752,100
89,880	PNC Financial Services Group, Inc. 6.125%, 5/1/20221, 2	2,359,350

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
13,213	Post Properties, Inc. 8.500%, 10/1/20261	$848,935
	Prudential Financial, Inc.
10,000	5.750%, 12/4/20171	236,000
10,000	5.700%, 3/15/20181	234,400
40,608	PS Business Parks, Inc. 6.875%, 10/15/20151	1,020,885
	Public Storage
14,000	6.500%, 4/14/20161	354,200
51,955	6.875%, 4/15/20151	1,329,529
53,600	Raymond James Financial, Inc. 6.900%, 3/15/20171	1,384,488
46,900	SL Green Realty Corp. 6.500%, 8/10/20171	1,125,600
62,136	Stifel Financial Corp. 6.700%, 1/15/20151	1,619,264
40,000	SunTrust Banks, Inc. 5.875%, 3/15/20181	945,600
116,900	U.S. Bancorp 6.000%, 4/15/20171, 2	3,115,385
3,817	VNB Capital Trust I 7.750%, 8/30/20131	97,906
45,993	Vornado Realty Trust 6.875%, 4/20/20161	1,181,100
79,265	Wells Fargo & Co. 8.000%, 12/15/20171	2,250,333
68,988	Zions Bancorporation 6.300%, 3/15/20231, 2	1,741,257
		46,330,256

	UTILITIES – 2.2%
43,050	Dominion Resources, Inc. 8.375%, 6/15/20141	1,136,950
51,320	NextEra Energy Capital Holdings, Inc. 8.750%, 3/1/20141	1,353,822
		2,490,772

	TOTAL PREFERRED STOCKS (Cost $51,122,627)	51,044,192

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.7%
$1,908,314	Fidelity Institutional Money Market Fund, 0.07%3	$1,908,314

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,908,314)	1,908,314

	TOTAL INVESTMENTS – 99.1% (Cost $112,026,487)	113,625,101
	Other Assets in Excess of Liabilities – 0.9%	993,960

	TOTAL NET ASSETS – 100.0%	$114,619,061

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	Callable.
2	Variable, floating or step rate security.
3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Global Value Fund (the “Global Value Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Value Fund and Strategic Income Fund are diversified funds.  The International All Cap Value Fund, International Small Cap Value Fund, and Global Value Fund are non-diversified funds.  The All Cap Value Fund, International All Cap Value Fund, International Small Cap Value Fund, and Global Value Fund’s primary investment objective is to provide long-term capital appreciation.  The Strategic Income Fund’s primary investment objective is to seek high current income.  The All Cap Value Fund commenced investment operations on November 16, 2009, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Global Value Fund commenced investment operations on July 30, 2010 and the Strategic Income Fund commenced investment operations on December 31, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service.  The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2013, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	International All Cap Value Fund	International Small Cap Value Fund	Global Value Fund	Strategic Income Fund
Cost of Investments	$38,310,375	$1,464,503	$91,154,575	$17,711,178	$112,026,487

Gross Unrealized Appreciation	11,363,822	178,368	10,706,141	2,195,838	3,789,167
Gross Unrealized Depreciation	(65,815)	(62,901)	(3,570,949)	(528,405)	(2,190,553)

Net Unrealized Appreciation/(Depreciation)	$11,298,007	$115,467	$7,135,192	$1,667,433	$1,598,614

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2013, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$48,125,553	$-	$-	$48,125,553
Short-Term Investments	1,482,829	-	-	1,482,829
Total Investments	$49,608,382	$-	$-	$49,608,382

1	All common stocks held in the All Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

International All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$41,592	$-	$41,592
Consumer Discretionary	26,322	134,400	-	160,722
Consumer Staples	30,879	159,528	-	190,407
Energy	-	107,208	-	107,208
Financials	27,356	336,899	-	364,255
Health Care	32,384	70,237	-	102,621
Industrials	39,636	209,067	-	248,703
Materials	-	175,092	4,345	179,437
Technology	-	74,173	-	74,173
Utilities	-	48,559	-	48,559
Total Common Stocks	156,577	1,356,755	4,345	1,517,677
Short-Term Investments	62,293	-	-	62,293
Total Investments	$218,870	$1,356,755	$4,345	$1,579,970

International Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$750,103	$1,340,408	$-	$2,090,511
Consumer Discretionary	1,137,974	5,417,688	-	6,555,662
Consumer Staples	465,336	8,374,585	-	8,839,921
Energy	-	3,919,176	-	3,919,176
Financials	3,726,583	23,792,434	-	27,519,017
Health Care	2,324,438	1,686,681	-	4,011,119
Industrials	1,083,835	20,002,389	-	21,086,224
Materials	-	13,347,422	90,620	13,438,042
Technology	-	3,829,246	-	3,829,246
Utilities	258,247	1,469,717	-	1,727,964
Total Common Stocks	9,746,516	83,179,746	90,620	93,016,882
Short-Term Investments	5,272,885	-	-	5,272,885
Total Investments	$15,019,401	$83,179,746	$90,620	$98,289,767

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

Global Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$352,358	$184,068	$-	$536,426
Consumer Discretionary	1,551,211	1,046,793	-	2,598,004
Consumer Staples	1,561,930	734,830	-	2,296,760
Energy	1,347,858	481,240	-	1,829,098
Financials	2,749,659	2,096,370	-	4,846,029
Health Care	396,876	221,974	-	618,850
Industrials	1,554,928	1,391,869	-	2,946,797
Materials	369,156	1,073,949	-	1,443,105
Technology	936,005	312,125	-	1,248,130
Utilities	165,118	432,938	-	598,056
Total Common Stocks	10,985,099	7,976,156	-	18,961,255
Short-Term Investments	417,356	-	-	417,356
Total Investments	$11,402,455	$7,976,156	$-	$19,378,611

*
In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $1,356,755, $83,179,746 and $7,976,156 of investment securities from International All Cap Value, International Small Cap Value Fund and Global Value Fund, respectively, were classified as Level 2 instead of Level 1.

**
The International All Cap Value and International Small Cap Value Funds each held one Level 3 security as of July 31, 2013, the value of such security was $4,345 and $90,620 for the International All Cap Value and International Small Cap Value Fund, respectively. The security classified as Level 3 was halted and the Advisor has applied an increasing percentage discount to the last available price for the security as a fair value price for the security. The Global Value Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. Transfers during the period between Level 1 and Level 2 relate to use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International All Cap Value Fund	International Small Cap Value Fund
Beginning balance October 31, 2012	$4,349	$90,685
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	(4)	(65)
Purchases	-	-
Sales	-	-
Ending balance July 31, 2013	$4,345	$90,620

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2013 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$1,807,284	$-	$-	$1,807,284
Consumer Staples	2,271,699	-	-	2,271,699
Energy	2,170,683	-	-	2,170,683
Financials	1,631,908	-	-	1,631,908
Health Care	2,068,721	-	-	2,068,721
Utilities	1,777,200	-	-	1,777,200
Corporate Bonds
Communications	-	1,266,000	-	1,266,000
Consumer Discretionary	-	4,250,503	-	4,250,503
Consumer Staples	-	2,100,900	-	2,100,900
Energy	-	8,902,197	-	8,902,197
Financials	-	23,191,156	-	23,191,156
Industrials	-	1,528,313	-	1,528,313
Materials	-	3,961,108	-	3,961,108
Utilities	-	2,101,052	-	2,101,052
Mutual Funds	1,643,871	-	-	1,643,871
Preferred Stocks
Communications	2,223,164	-	-	2,223,164
Financials	46,330,256	-	-	46,330,256
Utilities	2,490,772	-	-	2,490,772
Total	64,415,558	47,301,229	-	111,716,787
Short-Term Investments	1,908,314	-	-	1,908,314
Total Investments	$66,323,872	$47,301,229	$-	$113,625,101

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advisory Research Funds, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	9/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	9/30/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	9/30/13

* Print the name and title of each signing officer under his or her signature.